Consolidated and Balance Sheets (Parenthetical) - shares	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Common unit, shares issued (in shares)	20,125,000	20,125,000
Common unit, shares outstanding (in shares)	20,125,000	20,125,000
Subordinated unit, shares issued (in shares)	20,125,000	20,125,000
Subordinated unit, shares outstanding (in shares)	20,125,000	20,125,000
General partners, shares issued (in shares)	821,429	821,429
General partners, shares outstanding (in shares)	821,429	821,429